Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended																									18 Months Ended
	Oct. 31, 2020 shares	Oct. 31, 2020 USD ($)	Oct. 31, 2020 £ / shares		Oct. 31, 2020 $ / shares		Oct. 31, 2020 $ / £	Oct. 31, 2020 $ / €	Oct. 31, 2020 $ / $	Oct. 31, 2020 JPY (¥)	Oct. 31, 2020 $ / ¥	Oct. 31, 2020 $ / ₨	Oct. 31, 2020 $ / ₪	Oct. 31, 2019 shares	Oct. 31, 2019 USD ($)		Oct. 31, 2019 £ / shares		Oct. 31, 2019 $ / shares		Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / €	Oct. 31, 2019 $ / $	Oct. 31, 2019 JPY (¥)	Oct. 31, 2019 $ / ₪	Oct. 31, 2018 shares	Oct. 31, 2018 USD ($)		Oct. 31, 2018 £ / shares		Oct. 31, 2018 $ / shares		Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / €	Oct. 31, 2018 $ / $	Oct. 31, 2018 JPY (¥)	Oct. 31, 2018 $ / ₪
Earnings [Abstract]
(Loss)/profit for the period from continuing operations		$ (2,974.6)													$ (18.1)	[1]											$ 707.2	[2]
Profit for the period from discontinued operation		5.1													1,487.2	[1]											76.9	[2]
Profit/(loss) for the period		(2,969.5)													1,469.1	[1]											784.1	[2]
Number of shares [Abstract]
Weighted average number of shares (in shares) | shares	335.7													378.1												388.7
Dilutive effects of shares (in shares) | shares	0.0													4.1												11.0
Number of shares (in shares) | shares	335.7													382.2												399.7
Basic earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)			£ (6.93)		$ (8.86)												£ (0.04)	[1]	$ (0.05)	[1]									£ 1.37	[2]	$ 1.82	[2]
Discontinued operation (in dollars / pounds per share) | (per share)			0.01		0.02												3.09		3.93										0.15		0.20
Total Basic earnings per share (in dollars / pounds per share) | (per share)			(6.92)		(8.85)												3.05	[1]	3.89	[1]									1.52	[2]	2.02	[2]
Diluted earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)			(6.93)	[3]	(8.86)	[3]											(0.04)	[1],[3]	(0.05)	[1],[3]									1.33	[2]	1.77	[2]
Discontinued operation (in dollars / pounds per share) | (per share)			0.01		0.02												3.06		3.89										0.14		0.19
Total Diluted earnings per share (in dollars / pounds per share) | (per share)			£ (6.92)	[3]	$ (8.85)	[3]											£ 3.02	[1],[3]	$ 3.84	[1],[3]									£ 1.47	[2]	$ 1.96	[2]
Earnings attributable to ordinary shareholders [Abstract]
Profit/(loss) from continuing operations		(2,974.6)													(18.1)	[1]											707.2	[2]
Excluding non-controlling interests		0.0													(0.3)	[1]											(0.1)	[2]
(Loss)/profit for the period from continuing operations		(2,974.6)													(18.4)												707.1
Profit for the period from discontinued operation		5.1													1,487.2	[1]											76.9	[2]
Earnings attributable to ordinary shareholders		$ (2,969.5)													$ 1,468.8	[1]											$ 784.0	[2]
Average exchange rate							1.28	1.13	0.74	93	0.14	0.01	0.29								1.27	1.12	0.75	110	0.28								1.33	1.18	0.78	90	0.28

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	The Group reported a loss from continuing and discontinued operations attributable to the ordinary equity shareholders of the Company for the 12 months ended October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.